--------------------------------

                        Annual Report September 30, 1997

                        --------------------------------

                                   OPPENHEIMER
                                    Champion
                                   Income Fund


                               [GRAPHIC OMITTED]


                                     [LOGO]
                              OppenheimerFunds(SM)
                             THE RIGHT WAY TO INVEST

Report highlights
--------------------------------------------------------------------------------

o 5-Star Ranking: The Fund's Class A shares received a 5-star ranking by Morningstar Mutual Funds for the 3- and 5-year periods ended 9/30/97 among 1,309 (3-year) and 713 (5-year) fixed-income funds.(1)

o An ideal economic environment over the past twelve months, of moderate economic growth with virtually no inflation, has contributed to an improving credit picture for many companies in the high-yield universe.

o Upgraded Quality: Because the difference in income is so little from a low-quality to a high-quality bond, we've taken this opportunity to upgrade the high-yield bonds in our portfolio.

o Mergers and acquisitions in the broadcasting and energy industries boosted the returns of the Fund's investments in those areas.

------------------------
Avg Annual Total Returns
------------------------

For the 1-year period ended
9/30/97 without sales charges(2)

Class A

------------------------
13.96%
------------------------

Class B

------------------------
13.10%
------------------------

Class C

------------------------
13.12%
------------------------


Contents

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's
   Managers

10 Statement of
   Investments

30 Statement of
   Assets &
   Liabilities

32 Statement of
   Operations

33 Statements of
   Changes in
   Net Assets

34 Financial Highlights

36 Notes to Financial
   Statements

47 Independent
   Auditors' Report

48 Federal
   Income Tax
   Information

49 Officers & Trustees

52 Information &
   Services

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

1. Source: Morningstar Mutual Funds, 9/30/97. Morningstar, Inc. ranks mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively.

2. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                       2 Oppenheimer Champion Income Fund

Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]

James C. Swain
Chairman
Oppenheimer Champion Income Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer Champion Income Fund

As you are no doubt aware, during the end of October and early November many stock markets around the world recorded their all-time largest point declines, followed by subsequent gains and continued volatility, leaving investors uncertain about what would occur next.

     To put those events in focus, let's look at a "snapshot" of the two-week time period. Sharp declines in the overseas stock markets, particularly in Asia, triggered a series of sell-offs throughout Europe, Latin America and the United States. In response, the U.S. stock market, as measured by the Dow Jones Industrial Average, dropped 554 points on October 27, its largest point decline in history. However, almost as quickly, the U.S. stock market bounced back over the succeeding few days, regaining nearly all of its losses.

     While no one could have predicted the timing or extent of these fluctuations, many analysts, including our fund managers here at OppenheimerFunds, had warned of a correction for several months. We believed that U.S. valuations were too high, stocks were expensive relative to bonds, recent corporate earnings were somewhat disappointing and that Federal Reserve Chairman Alan Greenspan could possibly seek a short-term interest rate hike.

     As a result, when October 27 arrived, our equity funds held above-average cash positions relative to many of our competitors. Not only did our higher cash levels serve as a protection, they also enabled us to buy the stocks of numerous excellent companies that were selling at more reasonable prices. In addition, our international and global funds were not as impacted because they weren't heavily invested in Southeast Asia and Japan. Finally, on the fixed-income side, our bond funds were generally characterized by longer-than-normal durations, which allowed us to lock in higher yields.

     In conclusion, many of our funds experienced relatively strong performance during the October-November market shake-ups. We'd like to take this opportunity to remind shareholders that stock market volatility is a normal and expected part of the business cycle. As Alan Greenspan suggested, in years to come this period will likely be remembered as a positive change for a market that was growing too quickly.

     For frequent market updates, please visit our website at www.oppenheimerfunds.com or call 1-800-835-3104 to listen to our recorded messages. In the meantime, thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


/s/ James C. Swain           /s/ Bridget A. Macaskill

James C. Swain               Bridget A. Macaskill
November 7, 1997


                       3 Oppenheimer Champion Income Fund

Performance update
--------------------------------------------------------------------------------

Oppenheimer Champion Income Fund performed very well over the past year. In fact, for the one-year period ended September 30, 1997, Oppenheimer Champion Income Fund's Class A shares returned 13.96%, without sales charges.(2) Given our current strategy of investing in higher-quality high-yield bonds, thereby attempting to upgrade the portfolio quality and eliminate as much risk as we can, we believe that our performance has been exceptionally good.

------------------------
Avg Annual Total Returns
------------------------

For the Period Ended 9/30/97(1)

Class A
                Since
 1 year  5 year Inception
------------------------
 8.55%   10.63% 12.78%
------------------------

Class B
                Since
 1 year  5 year Inception
------------------------
 8.10%   N/A    10.89%
------------------------

Class C
                Since
 1 year  5 year Inception
------------------------
 12.12%  N/A    9.26%
------------------------

------------------------
Cumulative Total Return
------------------------
For the Period Ended 9/30/97(1)

Class A
 5 year
------------------------
 65.73%         $16,573(3)
------------------------

Growth of $10,000
Over five years
(without sales charges)3

                               [GRAPHIC OMITTED]

            [The following table was represented as a mountain graph
                           in the printed materials.]

              Oppenheimer Champion Income Fund Class A Shares
                    Unit Value Base: Q3 92 = $10,000.00

               Q1            Q2           Q3            Q4
     92            --           --    $10,000.00    $10,136.73
     93    $10,947.71   $11,491.41    $11,670.33    $12,165.10
     94    $12,033.17   $12,096.25    $12,187.11    $12,150.23
     95    $12,547.70   $13,090.89    $13,416.81    $13,935.22
     96    $14,347.35   $14,601.10    $15,198.84    $15,802.80
     97    $15,820.07   $16,571.49    $17,307.69            --

                Merrill Lynch High Yield Bond Master Index
                    Unit Value Base: Q3 92 = $10,000.00

               Q1            Q2           Q3            Q4
     92            --           --    $10,000.00    $10,142.49
     93    $10,772.53   $11,202.53    $11,487.22    $11,885.33
     94    $11,665.43   $11,530.32    $11,687.56    $11,746.79
     95    $12,455.40   $13,245.68    $13,632.63    $14,085.83
     96    $14,290.89   $14,487.00    $15,052.13    $15,644.22
     97    $15,808.13   $16,558.57    $17,206.65            --

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 11/16/87. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception on 10/2/95). Class C returns for the 1-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 12/1/93. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge and Class A shares are subject to an annual 0.25% asset-based sales charge.
2. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                       4 Oppenheimer Champion Income Fund

Portfolio review
--------------------------------------------------------------------------------

Oppenheimer Champion Income Fund is for investors looking for high income and growth potential for their portfolio.

What We Look For

o Improvement in relative cash flows and liquidity to meet financial obligations.

o Corporate sectors that are currently undervalued.

o Changes in the business cycle that might affect corporate profits.

o Sectors or industries that help provide diversification benefits to the portfolio.

----------------------
Standardized Yields(4)
----------------------

For the 30 Days Ended 9/30/97

Class A
----------------------
7.09%
----------------------

Class B
----------------------
6.68%
----------------------

Class C
----------------------
6.69%
----------------------

Credit Allocation(5)

[PIE CHART]

AAA           0.1%
BBB           1.8
BB            18.1
B             68.6
CCC           1.8
CC            0.3
Not Rated     9.3


Top Five Issuers(5)
 ...........................................................
 EchoStar                                              1.4%
 ...........................................................
 SD Warren Co.                                         1.2
 ...........................................................
 Riverwood International                               1.2
 ...........................................................
 Algoma Steel, Inc.                                    1.1
 ...........................................................
 Clark Refining & Marketing                            1.1
 ...........................................................

3. Results of a hypothetical $10,000 investment in Class A shares on September 30, 1992. The Merrill Lynch High Yield Bond Master Index is an unmanaged index of below investment grade U.S. corporate issuers, and cannot be purchased directly by investors.
4. Standardized yield is based on net investment income for the 30-day period ended 9/30/97. Falling net asset values will tend to artificially raise yields.
5. Portfolio data are as of 9/30/97, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 9.3% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.


                       5 Oppenheimer Champion Income Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------

How did the Fund perform during the year?

For the one-year period ended September 30, 1997, Oppenheimer Champion Income Fund's Class A shares provided an average annual total return of 13.96%, without sales charges.1 Given our current strategy of investing in higher-quality high-yield bonds, thereby attempting to upgrade the portfolio quality and eliminate as much risk as we can, we believe that our performance has been exceptionally good.

Why has the high-yield market remained so strong?

Over the past twelve months, we've had an ideal economic environment which has contributed to an improving credit picture for many companies in the high-yield universe. Corporate earnings and cash flows have remained strong as companies have been working very aggressively to reduce costs and boost their operating margins. In addition, the lower interest-rate environment has allowed companies to refinance their debt at lower rates, which also contributes to improving cash flows. The buoyant stock market has allowed companies to raise equity capital, thereby reducing the percentage of debt on their balance sheet.

      The strong stock market has also contributed to a burst of merger and acquisition activity. Oftentimes, a well-capitalized company will acquire a high-yield issuer, and overnight, the issuer has gone from a below-investment-grade rating to an investment-grade rating, which boosts the bond's price.


------------------
"We've upgraded
the quality
because we're
not being
compensated
for taking
high risk
in the portfolio."


1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                       6 Oppenheimer Champion Income Fund

[PHOTO]


Portfolio Management
Team (l to r)
Ralph Stellmacher
(Fund Manager)
Scott Scharer

Why have you chosen to focus on high-quality bonds?

We don't believe that we are being adequately compensated to invest in lower quality. In 1991, the average high-yield bond paid as much as 10 percentage points more than U.S. Treasury bonds, which have no credit risk. Today, that differential is little more than three percentage points. For example, if a ten-year U.S. Treasury bond offers 6%, then the average high-yield bond might pay in the neighborhood of 9%-9.5%. The reason for this shrinking extra yield is that the economy today is so good that investors view defaults on high-yield bonds to be less likely.

      The extra yield offered by low-quality high-yield bonds compared to high-quality high-yield bonds has also shrunk. Because the extra income is so modest, we prefer not to take the risk of owning too many low-quality bonds.

What sectors of the market are you emphasizing?

Although we invest in a broad array of industries, two in particular have stood out: energy and broadcasting. In energy, we've been appropriately optimistic about the rising trends in prices for oil and natural gas. That has given a boost to all of the companies that make up the energy sector, but particularly with Clark Oil and Refining and Forcenergy. In addition to having an optimistic view of underlying commodity prices, we also like energy for its diversification benefits. Natural gas and oil remain in demand around the world, and the energy sector is not correlated with the U.S. economy.


                       7 Oppenheimer Champion Income Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------

Even if the U.S. economy turns down, the price of oil may actually rise if supply shortages develop. As a result, our energy-related high-yield bonds could do better than other bonds in a recession.

      The second sector, broadcasting, is associated with deregulation and dramatic consolidation, particularly in radio. The licensing of radio broadcast companies has become more liberal with deregulation over the last few years, and that has allowed large players in the radio broadcasting arena to acquire more stations. As radio companies purchase more stations, they are able to operate more efficiently. Our holdings in high-yield bonds issued by radio broadcasters have become more valuable as a result.

What sectors have you underweighted?

Our bias towards quality has caused us to limit our holdings in sectors such as telecommunications. During the period, we were underweight in wireless telecommunications, a growing sector of the high-yield market. Although many of these companies have untested technologies, very few customers and negative cash flow, the expectation is that these technologies will eventually be proven. As lenders, we would have to be willing to loan money to these companies based almost entirely on future prospects, not current collateral. While equity investors may take this additional risk for the potentially unlimited gains they may earn as stock owners, fixed-income investors, or lenders, need to weigh these additional risks against a fixed return on investment (or loan). We have limited our exposure to the telecommunications sector because we don't believe that we would be earning enough yield to justify the substantial risk. However,

-------------------
"The rising trends
in prices for
natural gas and oil
have helped our
energy bonds'
performance..."


                       8 Oppenheimer Champion Income Fund
because of the buoyant economy, high-yield bonds issued by telecommunications companies have done very well, even though many of these companies have not yet produced profits.

Do you plan to continue your conservative strategy?

Yes. We're in the eighth year of an economic recovery, and we're not really being paid enough yield to take risks today. There is a good possibility that corporate earnings growth will slow in 1998. For these reasons, we still believe that the right place is the high-quality end of the high-yield sector.

---------------
"...and added
diversification
benefits to the
portfolio."


                       9 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  September 30, 1997
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
======================================================================================================
Mortgage-Backed Obligations--2.4%
------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I Corp.,
Multiclass Mtg. Pass-Through Certificates, Series 1997-C1:
Cl. E, 7%, 6/17/29(2)                                                    $       360,000  $    326,813
Cl. H, 7%, 6/17/29(2)                                                            360,000       324,563
------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-D4:
Cl. B1, 7.525%, 4/14/29(3)                                                     2,250,000     2,185,312
Cl. B2, 7.525%, 4/14/29(3)                                                     3,750,000     3,551,953
Cl. B3, 7.525%, 4/14/29(3)                                                     1,500,000     1,379,531
------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 7.76%, 12/25/03(3)                                        622,000       626,665
------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg
Pass-Through Certificates, Series 1997-C1:
Cl. F, 7.50%, 6/20/13(4)                                                         600,000       567,000
Cl. G, 7.50%, 6/20/14(2)                                                         810,000       734,063
Cl. H, 7.50%, 8/20/14(2)                                                         600,000       448,875
------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg
Pass-Through Certificates, Series 1997-CHL1,
8.134%, 2/25/11(2)(3)                                                          4,000,000     3,295,000
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 1997-C1,
Cl. X, 8.334%, 7/15/27(5)                                                     38,800,000     3,989,125
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.51%, 2/15/28(2)(3)                                    1,513,000     1,415,601
Series 1997-HF1, Cl. F, 6.86%, 2/15/20(2)                                        840,000       766,500
------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg
Pass-Through Certificates, Series 1997-MC1,
Cl. F, 7.452%, 5/20/07(2)                                                        600,000       574,500
------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg
Pass-Through Certificates:
Series 1994-C2, Cl. E, 8%, 4/25/25                                               448,710       454,249
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                            315,102       295,162
------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII,
Series 1996-C1, Cl. E, 9.18%, 1/20/06                                            704,000       727,320
                                                                                          ------------
Total Mortgage-Backed Obligations (Cost $20,691,755)                                        21,662,232


                       10 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
======================================================================================================
Foreign Government Obligations--2.8%
------------------------------------------------------------------------------------------------------
Banco Hipotecario Nacional (Argentina)
Medium-Term Nts., 10.625%, 8/7/06                                        $     1,000,000  $  1,108,750
------------------------------------------------------------------------------------------------------
Bonos de la Tesoreria de la Federacion, Zero Coupon:
23.18%, 4/2/98(6)MXP                                                          10,093,620     1,179,082
21.20%, 7/30/98(6)MXP                                                          4,700,000       519,098
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Bonds, 10.125%, 5/15/27                             800,000       803,200
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds, 8%,
4/15/14(7)                                                                     1,355,985     1,154,495
------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, 10.50%, 5/28/04(2)ARP                                750,000       780,145
------------------------------------------------------------------------------------------------------
City of St. Petersburg Sr. Unsub. Nts., 9.50%, 6/18/02(4)                      1,070,000     1,104,775
------------------------------------------------------------------------------------------------------
Hashemite (Kingdom of) Jordan Disc. Bonds, 6.75%,
12/23/23(3)                                                                    1,500,000     1,262,813
------------------------------------------------------------------------------------------------------
Hungary (Government of) Bonds, Series 98/H, 24%,
3/21/98HUF                                                                   157,000,000       820,748
------------------------------------------------------------------------------------------------------
Jamaica (Government of) Bonds:
9.625%, 7/2/02(4)                                                                600,000       607,500
9.625%, 7/2/02                                                                   800,000       812,500
------------------------------------------------------------------------------------------------------
Jordan (Hashemite Kingdom of) Disc. Bonds,
Series DEF, 6.75%, 12/23/23(3)                                                   500,000       439,375
------------------------------------------------------------------------------------------------------
Moldova (Republic of) Sr. Unsub. Nts., 8.465%, 12/10/99(3)                     1,780,000     1,817,380
------------------------------------------------------------------------------------------------------
Pakistan (Republic of) Bonds, 9.946%, 5/30/00(3)                               1,130,000     1,146,950
------------------------------------------------------------------------------------------------------
Pakistan (Republic of) Debs., 11.50%, 12/22/99                                   171,000       179,978
------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, 4%, 3/7/17(3)                      2,170,000     1,456,613
------------------------------------------------------------------------------------------------------
Perusahaan Listr, 17%, 8/21/01IDR                                          1,000,000,000       279,141
------------------------------------------------------------------------------------------------------
Poland (Republic of) Bonds:
12%, 6/12/01PLZ                                                                1,560,000       354,750
15%, 10/12/99PLZ                                                               2,800,000       727,224
------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon,
27.05%, 3/17/98(6)IDR                                                      1,000,000,000       272,597
------------------------------------------------------------------------------------------------------
Renel R.A. Nts., 8.50%, 2/21/02(2)(3)                                          1,000,000     1,004,375
------------------------------------------------------------------------------------------------------
Romanian Commercial Bank SA Bonds, 9.125%, 3/10/00                             1,230,000     1,228,462
------------------------------------------------------------------------------------------------------
South Africa (Republic of) Bonds:
Series 150, 12%, 2/28/05ZAR                                                   10,794,860     2,118,565
Series 162, 12.50%, 1/15/02ZAR                                                 4,736,630       973,745
Series 175, 9%, 10/15/02ZAR                                                    7,670,810     1,358,939
------------------------------------------------------------------------------------------------------
Turkey (Government of) Treasury Bills, Zero Coupon:
103.104%, 8/5/98(6)TRL                                                   280,000,000,000       793,371
101.25%, 9/16/98(6)TRL                                                   447,990,000,000     1,177,278
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds,
Series DL, 6.75%, 12/18/07(3)                                                    250,000       239,219
                                                                                          ------------
Total Foreign Government Obligations (Cost $25,643,885)                                     25,721,068


                       11 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
======================================================================================================
Loan Participations--0.3%
------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation,
Tranche A, 7%, 9/4/06(3)                                                 $     1,270,000  $  1,142,206
------------------------------------------------------------------------------------------------------
AO Rostelecom Loan Facility Nts., 9.50%, 2/15/00(2)(3)                           800,000       807,500
------------------------------------------------------------------------------------------------------
Jamaica (Government of) 1990 Refinancing Agreement Nts.,
Tranche B, 6.563%, 11/15/04(2)(3)                                                654,093       614,848
                                                                                          ------------
Total Loan Participations (Cost $2,328,482)                                                  2,564,554

======================================================================================================
Municipal Bonds and Notes--0.3%
------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor Agency
Toll Road Capital Appreciation Revenue Bonds, Jr. Lien,
Zero Coupon, 9%, 1/1/28 (Cost $941,597)(6)                                    13,500,000     2,665,575

======================================================================================================
Corporate Bonds and Notes--81.9%
------------------------------------------------------------------------------------------------------
Basic Industry--10.6%
------------------------------------------------------------------------------------------------------
Chemicals--3.1%
Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec
Disc. Nts., 7/15/01                                                              260,000       272,350
------------------------------------------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07(4)                                           600,000       634,500
------------------------------------------------------------------------------------------------------
ISP Holdings, Inc.:
9% Sr. Nts., Series B, 10/15/03                                                2,700,000     2,835,000
9.75% Sr. Nts., Series B, 2/15/02                                                600,000       642,000
------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07(4)                      2,615,000     2,647,687
------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                            4,750,000     5,260,625
------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(4)                 1,975,000     1,984,875
------------------------------------------------------------------------------------------------------
Polytama International Finance BV, 11.25% Gtd. Sec. Nts., 6/15/07                840,000       833,700
------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Sub. Nts., 8/1/07(4)            3,050,000     3,126,250
------------------------------------------------------------------------------------------------------
Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(8)         5,380,000     3,806,350
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                     860,000       941,700
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                           4,915,000     5,443,362
                                                                                          ------------
                                                                                            28,428,399

------------------------------------------------------------------------------------------------------
Containers--1.0%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(2)                 1,500,000     1,635,000
------------------------------------------------------------------------------------------------------
IVEX Holdings Corp., 0%/13.25% Sr. Disc. Debs., Series B, 3/15/05(8)           5,950,000     5,087,250
------------------------------------------------------------------------------------------------------
U.S. Can Corp., 10.125% Sr. Sub. Nts., 10/15/06                                2,300,000     2,455,250
                                                                                          ------------
                                                                                             9,177,500

------------------------------------------------------------------------------------------------------
Metals/Mining--0.3%
Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06                              3,000,000     2,925,000



                       12 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Paper--3.7%
Ainsworth Lumber Ltd., 12.50% Sr. Nts., 7/15/07(4)(9)                    $     2,875,000  $  2,875,000
------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 9.25% Sr. Sub. Nts., 9/15/08                          3,470,000     3,643,500
------------------------------------------------------------------------------------------------------
Container Corp., 9.75% Gtd. Sr. Nts., 4/1/03                                     500,000       542,500
------------------------------------------------------------------------------------------------------
Four M Corp., 12% Sr. Nts., Series B, 6/1/06(2)                                  645,000       694,987
------------------------------------------------------------------------------------------------------
Indah Kiat International Finance Co. BV:
11.875% Gtd. Sr. Sec. Nts., 6/15/02                                            1,400,000     1,513,750
12.50% Gtd. Sec. Nts., 6/15/06                                                   920,000     1,017,750
------------------------------------------------------------------------------------------------------
Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                                    4,895,000     5,103,037
------------------------------------------------------------------------------------------------------
QUNO Corp., 9.125% Sr. Nts., 5/15/05(2)                                        1,570,000     1,713,262
------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 10.625% Second Priority
Sr. Sec. Nts., 4/15/05                                                         2,645,000     2,611,937
------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Nts., 8/1/07(4)                                                    5,360,000     5,628,000
10.875% Sr. Sub. Nts., 4/1/08                                                  4,785,000     4,802,944
------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                           3,450,000     3,924,375
------------------------------------------------------------------------------------------------------
Tjiwi Kimia International Finance Co. BV, 13.25% Gtd
Sr. Nts., 8/1/01                                                                 355,000       394,050
                                                                                          ------------
                                                                                            34,465,092

------------------------------------------------------------------------------------------------------
Steel--2.5%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                           8,733,000    10,239,442
------------------------------------------------------------------------------------------------------
Armco, Inc., 8.50% Sinking Fund Debs., 9/1/01                                  3,805,000     3,824,025
------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                           4,270,000     4,611,600
------------------------------------------------------------------------------------------------------
Keystone Consolidated Industries, Inc., 9.625% Sr. Nts., 8/1/07(4)             2,220,000     2,278,275
------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01             2,450,000     2,382,625
                                                                                          ------------
                                                                                            23,335,967

------------------------------------------------------------------------------------------------------
Consumer Related--13.5%
------------------------------------------------------------------------------------------------------
Consumer Products--2.0%
Coleman Escrow Corp., Zero Coupon Sr. First Priority
Disc. Nts., 11.05%, 5/15/01(4)(6)                                              6,130,000     4,199,050
------------------------------------------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Sub. Nts., 9/1/07(4)                                  860,000       884,725
------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
11.07%, 3/15/01(6)                                                             8,555,000     6,223,762
------------------------------------------------------------------------------------------------------
Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05                                4,360,000     5,014,000
------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                     1,865,000     2,205,362
                                                                                          ------------
                                                                                            18,526,899


                       13 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Food/Beverages/Tobacco--1.8%
CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., 1/15/04                       $     3,620,000  $  3,656,200
------------------------------------------------------------------------------------------------------
Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03                         2,845,000     2,973,025
------------------------------------------------------------------------------------------------------
Cott Corp., 9.375% Sr. Nts., 7/1/05                                            3,885,000     4,098,675
------------------------------------------------------------------------------------------------------
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06                 4,655,000     5,167,050
------------------------------------------------------------------------------------------------------
Windy Hill Pet Food, Inc., 9.75% Sr. Sub. Nts., 5/15/07(4)                       860,000       894,400
                                                                                          ------------
                                                                                            16,789,350

------------------------------------------------------------------------------------------------------
Healthcare--1.7%
Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06(10)                1,505,000     1,550,150
------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.:
11% Sr. Sub. Nts., 4/30/06(3)(4)                                               2,850,000     3,049,500
9.50% Sr. Sub. Nts., 9/15/07(4)                                                5,100,000     5,278,500
------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 11.25% Sr. Sub. Nts.,
Series A, 4/15/04                                                              1,770,000     1,958,062
------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07(4)                     3,340,000     3,456,900
                                                                                          ------------
                                                                                            15,293,112

------------------------------------------------------------------------------------------------------
Hotel/Gaming--5.5%
Arizona Charlie's, Inc., 12% First Mtg. Nts., Series B, 11/15/00(2)(11)          275,000       147,125
------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., Promissory Nts., 8/1/95(11)                    7,500            --
------------------------------------------------------------------------------------------------------
Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
Series A, 11/15/00(2)(11)                                                        100,000        17,500
------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07(4)                             2,100,000     2,131,500
------------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                  1,675,000     1,800,625
------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03                  3,180,000     3,100,500
------------------------------------------------------------------------------------------------------
Empress River Casino Finance Corp., 10.75% Gtd. Sr. Nts., 4/1/02               2,705,000     2,934,925
------------------------------------------------------------------------------------------------------
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03                     6,705,000     7,140,825
------------------------------------------------------------------------------------------------------
Griffin Gaming & Entertainment, Inc., 7.97% First Mtg
Non-Recourse Pass-Through Nts., 6/30/00(2)(3)                                  1,010,000     1,025,150
------------------------------------------------------------------------------------------------------
HMC Acquisition Properties, Inc., 9% Sr. Nts., Series B, 12/15/07              2,110,000     2,178,575
------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05                   3,320,000     3,510,900
------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07(4)                         5,895,000     6,116,062
------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
Series B, 11/15/02                                                             2,340,000     3,077,100
------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc.:
10.625% Sr. Sub. Nts., 7/15/05                                                 1,825,000     1,993,812
9.50% Gtd. Sr. Sub. Nts., 4/15/07                                              2,560,000     2,720,000
------------------------------------------------------------------------------------------------------
Showboat Marina Casino Partnership/Showboat Marina
Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03                       5,240,000     6,052,200
------------------------------------------------------------------------------------------------------
Signature Resorts, Inc., 9.75% Sr. Sub. Nts., 10/1/07(4)                       3,635,000     3,698,612
------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 10.125% Sr. Sub. Nts., 3/15/06                          2,980,000     3,032,150
------------------------------------------------------------------------------------------------------
Trump's Castle Funding, Inc., 13.875% Sub. Nts., 11/15/05(9)                          52            45
                                                                                          ------------
                                                                                            50,677,606


                       14 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Restaurants--0.9%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06                                $     3,101,000  $  3,302,565
------------------------------------------------------------------------------------------------------
Carrols Corp., 11.50% Sr. Nts., 8/15/03                                        3,360,000     3,591,000
------------------------------------------------------------------------------------------------------
Foodmaker, Inc.:
9.25% Sr. Nts., 3/1/99(2)                                                        993,000     1,019,066
9.75% Sr. Sub. Nts., 6/1/02(2)                                                   165,000       170,775
                                                                                          ------------
                                                                                             8,083,406

------------------------------------------------------------------------------------------------------
Textile/Apparel--1.6%
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03(2)                          2,750,000     2,708,750
------------------------------------------------------------------------------------------------------
Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03(2)              900,000       945,000
------------------------------------------------------------------------------------------------------
Dan River, Inc., 10.125% Sr. Sub. Nts., 12/15/03                               1,395,000     1,506,600
------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 13% Gtd. Nts., 6/15/01                                 260,000       287,625
------------------------------------------------------------------------------------------------------
Tultex Corp., 9.625% Sr. Nts., 4/15/07                                         2,375,000     2,550,156
------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05                       3,880,000     4,112,800
------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06                             2,375,000     2,481,875
                                                                                          ------------
                                                                                            14,592,806

------------------------------------------------------------------------------------------------------
Energy--8.1%
------------------------------------------------------------------------------------------------------
Belco Oil & Gas Corp., 8.875% Sr. Sub. Nts., 9/15/07(4)                          560,000       567,000
------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07(4)                         6,510,000     6,591,375
------------------------------------------------------------------------------------------------------
Canadian Forest Oil Ltd., 8.75% Sr. Sub. Nts., 9/15/07(4)                      4,500,000     4,502,812
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
8.50% Sr. Nts., 3/15/12                                                        2,080,000     2,028,000
9.125% Sr. Nts., 4/15/06                                                       4,500,000     4,590,000
------------------------------------------------------------------------------------------------------
Clark Oil & Refining Corp., 10.50% Sr. Nts., 12/1/01                           4,000,000     4,140,000
------------------------------------------------------------------------------------------------------
Clark R&M Holdings, Inc., Zero Coupon Sr. Sec. Nts.,
Series A, 10.50%, 2/15/00(6)                                                   7,230,000     5,720,737
------------------------------------------------------------------------------------------------------
Cliffs Drilling Co., 10.25% Sr. Nts., 5/15/03(4)                                 560,000       608,300
------------------------------------------------------------------------------------------------------
Dailey Petroleum Services Corp., 9.75% Gtd. Sr. Unsec
Nts., 8/15/07(4)                                                               1,790,000     1,870,550
------------------------------------------------------------------------------------------------------
Energy Corp. of America, 9.50% Sr. Sub. Nts., 5/15/07                          2,600,000     2,626,000
------------------------------------------------------------------------------------------------------
Forcenergy, Inc.:
8.50% Sr. Sub. Nts., 2/15/07                                                   3,575,000     3,575,000
9.50% Sr. Sub. Nts., 11/1/06                                                   5,845,000     6,151,862
------------------------------------------------------------------------------------------------------
Gothic Energy Corp., Units (each unit consists of $1,000
principal amount of 0%/12.25% sr. disc. nts., 9/1/04 and
14 warrants to purchase one ordinary share)(4)(8)(12)                          6,500,000     6,776,250
------------------------------------------------------------------------------------------------------
J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06(10)                        2,840,000     2,974,900
------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06                               735,000       751,537
------------------------------------------------------------------------------------------------------
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06(8)             2,900,000     2,320,000
------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06                          3,210,000     3,370,500
------------------------------------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc., 9.375% Sub. Debs., 2/1/06                    4,855,000     4,587,975
------------------------------------------------------------------------------------------------------


                       15 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Energy  (continued)
------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sub. Nts., 5/15/07(4)                          $     1,530,000  $  1,568,250
------------------------------------------------------------------------------------------------------
Rutherford-Moran Oil Corp., 10.75% Sr. Sub. Nts., 10/1/04(4)                   1,000,000     1,038,750
------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg., Series B, 11/15/03                                          1,050,000     1,114,312
------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07(4)                            4,005,000     3,989,981
------------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 0%/13% Sr. Disc. Nts., 6/15/02(4)(8)               2,900,000     2,316,375
------------------------------------------------------------------------------------------------------
Wiser Oil Co., 9.50% Sr. Sub. Nts., 5/15/07(4)                                   450,000       441,000
                                                                                          ------------
                                                                                            74,221,466

------------------------------------------------------------------------------------------------------
Financial Services--3.3%
------------------------------------------------------------------------------------------------------
Banks & Thrifts--0.7%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                           578,000       638,690
------------------------------------------------------------------------------------------------------
CEI Citicorp Holdings, 11.25% Bonds, 2/14/07ARP                                1,045,000     1,067,405
------------------------------------------------------------------------------------------------------
First Nationwide Holdings, Inc.:
10.625% Sr. Sub. Nts., 10/1/03                                                   730,000       808,475
9.125% Sr. Sub. Nts., 1/15/03                                                  1,800,000     1,872,000
------------------------------------------------------------------------------------------------------
Western Financial Bank, 8.875% Sub. Bonds, 8/1/07                              1,650,000     1,643,784
                                                                                          ------------
                                                                                             6,030,354

------------------------------------------------------------------------------------------------------
Diversified Financial--1.8%
Americredit Corp., 9.25% Sr. Nts., 2/1/04                                      1,230,000     1,254,600
------------------------------------------------------------------------------------------------------
Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04                         1,550,000     1,623,625
------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(2)                                      197,785       218,059
------------------------------------------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr. Nts., 9/15/04(4)                              2,380,000     2,427,600
------------------------------------------------------------------------------------------------------
Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(2)(11)                          600,000       114,000
------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03(2)                                  625,000       704,688
------------------------------------------------------------------------------------------------------
Pindo Deli Finance Mauritius Ltd., 10.75% Gtd. Nts.,
10/1/07(2)(13)                                                                   455,000       470,925
------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, Zero Coupon Promissory
Nts., 16.55%, 7/15/98(6)IDR                                                5,000,000,000     1,263,956
------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec
Nts., Series B, 4/1/02                                                         2,375,000     2,559,063
------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust, 7.375% Sr. Nts., 5/31/02(2)(3)                   5,469,000     5,660,833
                                                                                          ------------
                                                                                            16,297,349

------------------------------------------------------------------------------------------------------
Insurance--0.8%
Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03(2)               1,600,000     1,680,000
------------------------------------------------------------------------------------------------------
Residential Reinsurance, 11.416% Nts., 12/15/98(3)                             1,500,000     1,526,484
------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                              3,935,000     4,200,613
                                                                                          ------------
                                                                                             7,407,097


                       16 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Housing Related--2.6%
------------------------------------------------------------------------------------------------------
Building Materials--1.6%
Building Materials Corp. of America, 8.625% Sr. Nts.,
Series B, 12/15/06                                                       $     3,400,000  $  3,527,500
------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07(4)                1,425,000     1,474,875
------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.25% Sr. Nts., 3/15/07                                                        4,570,000     4,661,400
9.125% Sr. Nts., 9/1/07(4)                                                     4,540,000     4,613,775
                                                                                          ------------
                                                                                            14,277,550

------------------------------------------------------------------------------------------------------
Homebuilders/Real Estate--1.0%
Continental Homes Holding Corp., 10% Gtd. Unsec
Bonds, 4/15/06                                                                   250,000       265,000
------------------------------------------------------------------------------------------------------
First Place Tower, Inc.:
9.22% First Mtg. Bonds, 12/15/05CAD                                              375,500       321,793
Units (each unit consists of one $10 principal
amount of 8.50% cv. sub. debs., 12/15/15 and
40 common shares)(12)CAD                                                         225,830       532,829
------------------------------------------------------------------------------------------------------
Greystone Homes, Inc., 10.75% Sr. Nts., 3/1/04                                   830,000       913,000
------------------------------------------------------------------------------------------------------
Hovnanian K. Enterprises, Inc., 11.25% Gtd
Sub. Nts., 4/15/02                                                             3,180,000     3,362,850
------------------------------------------------------------------------------------------------------
International de Ceramica SA, 9.75% Gtd. Unsec
Unsub. Nts., 8/1/02(2)                                                           225,000       227,813
------------------------------------------------------------------------------------------------------
NVR, Inc., 11% Gtd. Sr. Nts., 4/15/03                                            900,000       990,000
------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 8.50% Sr. Nts., 6/15/07                                2,480,000     2,529,600
                                                                                          ------------
                                                                                             9,142,885

------------------------------------------------------------------------------------------------------
Manufacturing--7.7%
------------------------------------------------------------------------------------------------------
Aerospace--1.6%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                           5,838,000     6,275,850
------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(4)                                       1,475,000     1,510,031
------------------------------------------------------------------------------------------------------
Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02                     2,750,000     3,093,750
------------------------------------------------------------------------------------------------------
Northwest Airlines Corp.:
8.375% Gtd. Nts., 3/15/04                                                        480,000       497,229
8.70% Nts., 3/15/07                                                            1,650,000     1,743,578
------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr
Nts., Cl. A, 6/15/04(2)                                                        1,969,467     2,014,371
                                                                                          ------------
                                                                                            15,134,809

------------------------------------------------------------------------------------------------------
Automotive--2.3%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., 7/15/07(4)                   2,440,000     2,562,000
------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts.,
4/15/06                                                                        6,200,000     7,122,250


                       17 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Automotive  (continued)
Hayes Wheels International, Inc.:
11% Sr. Sub. Nts., 7/15/06                                               $     4,160,000  $  4,674,800
9.125% Sr. Sub. Nts., 7/15/07(4)                                               4,000,000     4,140,000
------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                    2,405,000     2,537,275
                                                                                          ------------
                                                                                            21,036,325

------------------------------------------------------------------------------------------------------
Capital Goods--3.8%
Burke Industries, Inc., 10% Sr. Nts., 8/15/07(4)                               1,125,000     1,161,563
------------------------------------------------------------------------------------------------------
Clark-Schwebel, Inc.:
10.50% Sr. Nts., 4/15/06                                                       3,200,000     3,480,000
12.50% Debs., 7/15/07(4)(9)                                                      827,892       910,681
------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12%
Sr. Sub. Nts., Series B, 8/1/05                                                  802,000       892,225
------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375%
Sr. Sub. Nts., 8/1/07(4)                                                       2,275,000     2,377,375
------------------------------------------------------------------------------------------------------
Insilco Corp., 10.25% Sr. Sub. Nts., 8/15/07(4)                                3,770,000     3,911,375
------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05(4)                3,720,000     4,082,700
------------------------------------------------------------------------------------------------------
Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                        6,495,000     7,306,875
------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07(4)                                 960,000       974,400
------------------------------------------------------------------------------------------------------
Roller Bearing Co. (America), 9.625% Sr. Sub. Nts., 6/15/07(2)                 2,285,000     2,344,981
------------------------------------------------------------------------------------------------------
Synthetic Industries, Inc., 9.25% Sr. Sub. Nts., 2/15/07                       2,980,000     3,084,300
------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                   3,600,000     3,771,000
------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(2)                          1,075,000     1,115,313
                                                                                          ------------
                                                                                            35,412,788

------------------------------------------------------------------------------------------------------
Media--11.9%
------------------------------------------------------------------------------------------------------
Broadcasting--3.6%
Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                          1,450,000     1,587,750
------------------------------------------------------------------------------------------------------
Azteca Holdings SA, 11% Sr. Nts., 6/15/02(4)                                   1,270,000     1,343,025
------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07               1,990,000     2,049,700
------------------------------------------------------------------------------------------------------
Chancellor Radio Broadcasting Co., 8.75% Sr. Sub. Nts., 6/15/07(4)             2,100,000     2,157,750
------------------------------------------------------------------------------------------------------
Conecel Holdings Ltd., Units (each unit consists of $1,000
principal amount of 14% sec. nts., 10/1/00 and one
warrant to purchase class B common stock)(2)(12)(13)                             355,000       365,650
------------------------------------------------------------------------------------------------------
Consorcio Ecuatoriano, 14% Nts., 5/1/02(2)                                     1,255,000     1,358,538
------------------------------------------------------------------------------------------------------
Jacor Communications Co.:
8.75% Gtd. Sr. Sub. Nts., 6/15/07(4)                                           3,785,000     3,874,894
9.75% Gtd. Unsec. Sr. Sub. Nts., 12/15/06                                        500,000       538,750
------------------------------------------------------------------------------------------------------
NWCG Holdings Corp., Zero Coupon Sr. Sec. Disc. Nts.,
Series B, 11.07%, 6/15/99(6)                                                   1,030,000       927,000
------------------------------------------------------------------------------------------------------
Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03                      1,000,000     1,074,854
------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., 5/15/04(4)(14)                              1,000,000       965,000


                       18 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06          $     2,335,000  $  2,571,419
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
10% Sr. Sub. Nts., 9/30/05                                                     3,100,000     3,270,500
9% Sr. Sub. Nts., 7/15/07(4)                                                   5,250,000     5,236,875
------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.:
11% Sr. Nts., 3/15/04                                                            650,000       711,750
12.50% Sr. Nts., 6/15/02                                                         300,000       343,500
------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                  3,950,000     3,871,000
9% Sr. Sub. Nts., Series B, 1/15/06                                            1,200,000     1,206,000
                                                                                          ------------
                                                                                            33,453,955

------------------------------------------------------------------------------------------------------
Cable Television--3.4%
Adelphia Communications Corp.:
9.25% Sr. Nts., 10/1/02(4)                                                     5,500,000     5,555,000
9.875% Sr. Nts., 3/1/07                                                        2,415,000     2,505,563
------------------------------------------------------------------------------------------------------
Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08(15)              400,000       432,872
------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.:
9.875% Sr. Sub. Debs., 2/15/13                                                   215,000       233,275
9.875% Sr. Sub. Nts., 5/15/06                                                  2,710,000     2,947,125
------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 0%/12.875% Sr. Disc
Nts., 6/1/04(8)                                                                  850,000       770,313
------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 12.50% Gtd. Nts., 7/1/02(4)                                2,730,000     3,023,475
------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(2)                                            1,527,008     1,511,739
------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Bonds, 11/9/01(2)                                           1,397,880     1,383,902
------------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec
Disc. Nts., 3/15/04(8)                                                         3,075,000     2,583,000
------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 0%/11.875% Sr. Disc
Nts., 9/15/07(4)(8)                                                              900,000       621,000
------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05                                   2,265,000     2,256,506
------------------------------------------------------------------------------------------------------
Panamsat International Systems LP, 12.75% Debs., 4/15/05(9)                    1,537,000     1,859,770
------------------------------------------------------------------------------------------------------
Rogers Communications, Inc.:
8.75% Sr. Nts., 7/15/07CAD                                                     2,070,000     1,494,207
8.875% Sr. Nts., 7/15/07                                                       1,300,000     1,313,000
------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc.:
0%/10.875% Sr. Sub. Nts., 2/15/07(4)(8)                                          830,000       543,650
10.875% Sr. Sub. Nts., 2/15/07(4)                                              2,550,000     2,690,250
                                                                                          ------------
                                                                                            31,724,647

------------------------------------------------------------------------------------------------------
Diversified Media--3.4%
Ackerley Communications, Inc., 10.75% Sr. Sec. Nts.,
Series A, 10/1/03                                                              2,800,000     3,010,000
------------------------------------------------------------------------------------------------------
Heritage Media Corp., 8.75% Sr. Sub. Nts., 2/15/06                               835,000       880,925
------------------------------------------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07(4)                       700,000       745,500


                       19 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Diversified Media  (continued)
ITT Promedia, 9.125% Sr. Sub. Nts., 9/15/07(4)DEM                             16,000,000  $  9,455,397
------------------------------------------------------------------------------------------------------
ITT Publimedia BV, 9.375% Sr. Sub. Nts., 9/15/07(4)                            2,280,000     2,371,200
------------------------------------------------------------------------------------------------------
Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07                                1,075,000     1,161,000
------------------------------------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07(4)                                               3,300,000     3,291,750
9.625% Sr. Sub. Nts., 12/1/06                                                  3,270,000     3,466,200
------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 10.125% Gtd. Sr. Debs., 10/15/12                    700,000       815,872
------------------------------------------------------------------------------------------------------
Outdoor Systems, Inc., 8.875% Sr. Sub. Nts., 6/15/07                           3,750,000     3,843,750
------------------------------------------------------------------------------------------------------
Universal Outdoor, Inc.:
9.75% Sr. Sub. Nts., 10/15/06                                                    835,000       893,450
9.75% Sr. Sub. Nts., Series B, 10/15/06                                        1,505,000     1,610,350
                                                                                          ------------
                                                                                            31,545,394

------------------------------------------------------------------------------------------------------
Entertainment/Film--0.3%
Imax Corp., 10% Sr. Nts., 3/1/01                                               1,700,000     1,799,875
------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 8.50% Sr. Sub. Nts., 10/1/07(4)                           1,000,000     1,007,500
                                                                                          ------------
                                                                                             2,807,375

------------------------------------------------------------------------------------------------------
Publishing/Printing--1.2%
Hollinger International Publishing, Inc.:
9.25% Gtd. Sr. Sub. Nts., 2/1/06                                               4,170,000     4,357,650
9.25% Gtd. Sr. Sub. Nts., 3/15/07                                              4,075,000     4,258,375
------------------------------------------------------------------------------------------------------
Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07                                  2,680,000     2,787,200
                                                                                          ------------
                                                                                            11,403,225

------------------------------------------------------------------------------------------------------
Other--3.4%
------------------------------------------------------------------------------------------------------
Conglomerates--0.1%
Maxxam Group, Inc., 0%/12.25% Sr. Sec. Disc. Nts., 8/1/03(8)                     465,000       458,025
------------------------------------------------------------------------------------------------------
Environmental--0.3%
Allied Waste Industries, Inc., 0%/11.30% Sr. Disc
Nts., 6/1/07(4)(8)                                                             4,500,000     3,054,375
------------------------------------------------------------------------------------------------------
Services--3.0%
Borg-Warner Security Corp.:
9.125% Sr. Sub. Nts., 5/1/03                                                   6,500,000     6,646,250
9.625% Sr. Sub. Nts., 3/15/07                                                  2,570,000     2,672,800
------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(2)(8)                           2,025,000     1,589,625
------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                7,290,000     7,144,200
------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
0%/13.625% Sr. Disc. Nts., 6/30/05(8)                                          4,750,000     5,130,000
6.75% Cv. Gtd. Sr. Sub. Nts., 9/15/03                                          2,868,000     3,341,220
------------------------------------------------------------------------------------------------------
United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                     1,028,000     1,170,635
                                                                                          ------------
                                                                                            27,694,730


                       20 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Retail--2.7%
------------------------------------------------------------------------------------------------------
Specialty Retailing--0.6%
Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03                 $       900,000  $    999,000
------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03(2)                         1,670,000     1,778,550
------------------------------------------------------------------------------------------------------
Profitt's, Inc., 8.125% Sr. Nts., Series B, 5/15/04                              600,000       615,000
------------------------------------------------------------------------------------------------------
Specialty Retailers, Inc.:
8.50% Gtd. Sr. Nts., 7/15/05                                                   1,250,000     1,287,500
9% Gtd. Sr. Sub. Nts., 7/15/07                                                   550,000       563,750
                                                                                          ------------
                                                                                             5,243,800

------------------------------------------------------------------------------------------------------
Supermarkets--2.1%
Fleming Cos., Inc.:
10.625% Sr. Sub. Nts., 7/31/07(4)                                              5,150,000     5,407,500
10.50% Sr. Sub. Nts., 12/1/04(4)                                               1,010,000     1,060,500
------------------------------------------------------------------------------------------------------
P&C Food Markets, Inc., 11.50% Sr. Nts., 10/15/01                                860,000       834,200
------------------------------------------------------------------------------------------------------
Ralph's Grocery Co., 10.45% Sr. Nts., 6/15/04                                  5,060,000     5,566,000
------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., 7/1/07(4)                  4,770,000     4,829,625
------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 9% Sr. Sub. Nts., 7/1/04(4)                    1,830,000     1,887,188
                                                                                          ------------
                                                                                            19,585,013

------------------------------------------------------------------------------------------------------
Technology--14.6%
------------------------------------------------------------------------------------------------------
Information Technology--7.4%
Amphenol Corp., 9.875% Sr. Sub. Nts., 5/15/07                                    600,000       639,000
------------------------------------------------------------------------------------------------------
Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs.,
Series B, 3/1/05(8)                                                            4,070,000     3,439,150
------------------------------------------------------------------------------------------------------
Businessland, Inc., 5.50% Sub. Debs., 3/1/07(2)                                  805,000       523,250
------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc.:
0%/13% Sr. Disc. Nts., 6/15/05(2)(8)                                           1,000,000       705,000
Units (each unit consists of $1,000 principal amount of
0%/14% sr. disc. nts., 10/1/07 and one warrant to purchase
13.671 shares of common stock at $14.30 per share)(2)(8)(12)                   1,500,000       763,125
------------------------------------------------------------------------------------------------------
Cellular Communications International, Inc., Zero
Coupon Sr. Disc. Nts., 10.90%, 8/15/00(6)                                      4,910,000     3,805,250
------------------------------------------------------------------------------------------------------
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03(2)(8)                    2,250,000     2,193,750
------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr. Disc
Nts., 12/15/05(8)                                                                680,000       527,000
------------------------------------------------------------------------------------------------------
Comunicacion Celular SA, 0%/13.125% Sr. Deferred
Coupon Bonds, 11/15/03(8)                                                      2,300,000     1,794,000
------------------------------------------------------------------------------------------------------
Dial Call Communications, Inc., 0%/12.25% Sr. Disc
Nts., 4/15/04(8)                                                                 700,000       657,125
------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07(4)                               2,930,000     2,948,313
------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                     2,150,000     2,176,875
------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(2)                 2,000,000     1,700,000


                       21 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Information Technology (continued)
HighwayMaster Communications, Inc., Units
(each unit consists of $1,000 principal amount of 13.75% sr. nts.,
9/15/05 and one warrant to purchase 6.566 shares of
common stock at $9.625 per share)(4)(12)                                 $     1,400,000  $  1,466,500
------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc
Nts., 6/1/06(8)                                                                1,200,000       822,000
------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc
Nts., 6/1/06(8)                                                                2,905,000     2,265,900
------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/10.65% Sr. Disc
Nts., 9/15/07(4)(8)                                                            7,375,000     4,590,938
------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 9.625% Sr. Nts., 10/1/07(13)                    3,350,000     3,467,250
------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                        980,000     1,019,200
11.625% Sr. Nts., Series A, 8/15/06                                              180,000       187,200
------------------------------------------------------------------------------------------------------
Pierce Leahy Corp., 11.125% Sr. Sub. Nts., 7/15/06                             3,114,000     3,518,820
------------------------------------------------------------------------------------------------------
PriCellular Wireless Corp.:
0%/12.25% Sr. Sub. Disc. Nts., 10/1/03(8)                                      3,060,000     3,113,550
0%/14% Sr. Sub. Disc. Nts., 11/15/01(8)                                          460,000       515,200
10.75% Sr. Nts., 11/1/04                                                       1,130,000     1,226,050
------------------------------------------------------------------------------------------------------
Rogers Cantel, Inc.:
8.80% Sr. Sub. Nts., 10/1/07(2)                                                5,000,000     5,006,250
9.375% Sr. Sec. Debs., 6/1/08                                                  3,000,000     3,217,500
------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.:
0%/12.50% Sr. Disc. Nts., 8/15/06(8)                                           3,965,000     3,023,313
11% Sr. Nts., 8/15/06                                                          1,600,000     1,800,000
------------------------------------------------------------------------------------------------------
Teletrac, Inc., Units (each unit consists of $1,000 principal amount of 14% sr. nts., 8/1/07 and one warrant to buy
 .537495 ordinary share)(2)(12)                                                   980,000     1,026,550
------------------------------------------------------------------------------------------------------
Therma-Wave, Inc., 10.625% Sr. Nts., 5/15/04(4)                                  360,000       387,000
------------------------------------------------------------------------------------------------------
Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07                                      4,010,000     4,130,300
------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                        2,275,000     2,570,750
------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II:
14% Sr. Nts., 11/1/04                                                            655,000       740,150
9.50% Sr. Nts., 2/1/04                                                           375,000       373,125
------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07(4)                               1,440,000     1,490,400
                                                                                          ------------
                                                                                            67,829,784

------------------------------------------------------------------------------------------------------
Telecommunications/Technology--7.2%
American Communications Services, Inc., 13.75%
Sr. Nts., 7/15/07(4)                                                           1,950,000     2,232,750
------------------------------------------------------------------------------------------------------
Bell Cablemedia plc:
0%/11.875% Sr. Disc. Nts., 9/15/05(8)                                          5,080,000     4,430,669
0%/11.95% Sr. Disc. Nts., 7/15/04(2)(8)                                        2,800,000     2,618,000


                       22 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Brooks Fiber Properties, Inc.:
0%/10.875% Sr. Disc. Nts., 3/1/06(8)                                     $     1,025,000  $    832,813
0%/11.875% Sr. Disc. Nts., 11/1/06(8)                                          3,225,000     2,527,594
10% Sr. Nts., 6/1/07                                                           2,100,000     2,394,000
------------------------------------------------------------------------------------------------------
BTI Telecom Corp., 10.50% Sr. Nts., 9/15/07(4)                                 2,735,000     2,830,725
------------------------------------------------------------------------------------------------------
Call-Net Enterprises, Inc.:
0%/9.27% Sr. Disc. Nts., 8/15/07(8)                                            1,700,000     1,139,000
8.375% Sr. Nts., 8/15/07CAD                                                    2,100,000     1,579,458
------------------------------------------------------------------------------------------------------
Colt Telecom Group plc, Units (each unit consists of
$1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06
and one warrant to purchase 7.8 ordinary shares)(8)(12)                        3,165,000     2,357,925
------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc
Debs., 11/15/07(8)                                                             2,850,000     2,251,500
------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc:
0%/10.75% Sr. Disc. Nts., 2/15/07(8)                                           1,800,000     1,179,000
0%/11.75% Sr. Disc. Nts., 12/15/05(8)                                          3,570,000     2,695,350
------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
Disc. Nts., 12/15/05(4)(8)                                                       407,000       306,776
------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Bonds, 12/15/05(8)                                   1,720,000     1,320,100
------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 9/15/05(8)                       4,320,000     3,499,200
------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/11.25% Sr. Disc
Nts., 7/15/07(8)                                                                 625,000       437,500
------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred
Coupon Nts., Series B, 2/1/06(8)                                               1,500,000     1,125,000
------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05                   1,785,000     2,061,675
------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
0%/10.50% Sr. Disc. Nts., 3/1/07(8)                                            2,675,000     1,912,625
9.25% Sr. Nts., 7/15/07(4)                                                       710,000       759,700
------------------------------------------------------------------------------------------------------
MGC Communications, Inc., Units (each unit consists of
$1,000 principal amount of 13% sr. sec. nts., 10/1/04 and
one warrant to purchase 8.07 shares of common stock
at $0.01 per share)(4)(12)                                                     2,775,000     2,899,875
------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/10.875% Sr. Deferred Coupon Nts., 10/15/03(8)                                 160,000       146,800
0%/12.75% Sr. Deferred Coupon Nts., 4/15/05(8)                                   850,000       688,500
10% Sr. Nts., 2/15/07                                                          3,690,000     3,874,500
------------------------------------------------------------------------------------------------------
Petersburg Long Distance, Inc.:
9% Cv. Sub. Nts., 6/1/06(4)                                                      200,000       266,750
Units (each unit consists of $1,000 principal amount of
0%/14% sr. disc. nts., 6/1/04 and one warrant to purchase
34 ordinary shares)(2)(8)(12)                                                  1,450,000     1,384,750
------------------------------------------------------------------------------------------------------
PTC International Finance BV, 0%/10.75% Gtd. Sr. Sub.
Unsec. Bonds, 7/1/07(4)(8)                                                       785,000       480,813


                       23 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Telecommunications/Technology  (continued)
Teleport Communications Group, Inc.:
0%/11.125% Sr. Disc. Nts., 7/1/07(8)                                     $     5,370,000  $  4,215,450
9.875% Sr. Nts., 7/1/06                                                          825,000       905,438
------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(8)                                             1,755,000     1,325,025
9.625% Sr. Debs., 10/1/06                                                      2,500,000     2,606,250
------------------------------------------------------------------------------------------------------
UNIFI Communications, Inc., 14% Sr. Nts., 3/1/04                               2,500,000     2,387,500
------------------------------------------------------------------------------------------------------
Videotron Holdings plc, 0%/11% Sr. Disc. Nts., 8/15/05(8)                      1,000,000       867,500
------------------------------------------------------------------------------------------------------
WorldCom, Inc.:
8.875% Sr. Nts., 1/15/06(2)                                                      442,000       477,913
9.375% Sr. Nts., 1/15/04(2)                                                    3,233,000     3,459,310
                                                                                          ------------
                                                                                            66,477,734

------------------------------------------------------------------------------------------------------
Transportation--2.0%
------------------------------------------------------------------------------------------------------
Railroads--0.4%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375%
Sr. Disc. Nts., Series B, 12/15/03(8)                                          4,391,000     3,831,148
------------------------------------------------------------------------------------------------------
Shipping--1.2%
Gearbulk Holding Ltd., 11.25% Sr. Nts., 12/1/04                                  715,000       792,756
------------------------------------------------------------------------------------------------------
Greyhound Lines, Inc., 11.50% Sr. Nts., Series B, 4/15/07                      3,200,000     3,496,000
------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                               3,315,000     3,563,625
Units (each unit consists of $1,000 principal amount of 12%
second priority ship mtg. nts., 6/30/07 and one warrant)(4)(12)                2,605,000     2,930,625
                                                                                          ------------
                                                                                            10,783,006

------------------------------------------------------------------------------------------------------
Trucking--0.4%
Coach USA, Inc., 9.375% Gtd. Sr. Sub. Nts., 7/1/07(4)                          2,430,000     2,454,300
------------------------------------------------------------------------------------------------------
Road King Infrastructure Finance (1997) Ltd., 9.50% Gtd
Unsec. Unsub. Bonds, 7/15/07(2)                                                  400,000       397,000
------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(4)                1,133,420       981,826
                                                                                          ------------
                                                                                             3,833,126

------------------------------------------------------------------------------------------------------
Utilities--1.5%
------------------------------------------------------------------------------------------------------
Electric Utilities--1.5%
AES Corp., 8.375% Sr. Sub. Nts., 8/15/07                                       1,850,000     1,863,875
------------------------------------------------------------------------------------------------------
California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04                        3,530,000     3,821,225
------------------------------------------------------------------------------------------------------
Calpine Corp.:
10.50% Sr. Nts., 5/15/06(2)                                                      400,000       439,000
9.25% Sr. Nts., 2/1/04                                                         1,360,000     1,404,200
------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11                 4,350,000     4,828,500
------------------------------------------------------------------------------------------------------
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04(2)                           1,750,000     1,706,250
                                                                                          ------------
                                                                                            14,063,050
                                                                                          ------------
Total Corporate Bonds and Notes (Cost $726,019,568)                                        755,044,147


                       24 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                          Market Value
                                                                                 Shares   See Note 1
======================================================================================================
Common Stocks--0.6%
------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc.(16)                                                     4,000  $     50,250
------------------------------------------------------------------------------------------------------
Coinstar, Inc.(16)                                                                14,175       184,275
------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(16)                                          14,000       339,500
------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.(2)                                                                   75        75,188
------------------------------------------------------------------------------------------------------
El Paso Electric Co.                                                              56,400       338,400
------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2)                                                             2,261        11,305
------------------------------------------------------------------------------------------------------
Grand Union Co.(16)                                                                1,767         3,092
------------------------------------------------------------------------------------------------------
Greate Bay Casino Corp.(16)                                                        1,678         2,307
------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., Cl. A(16)                                                 10,000        28,750
------------------------------------------------------------------------------------------------------
News Corp. Ltd., Sponsored ADR, Preference                                         2,901        52,037
------------------------------------------------------------------------------------------------------
Omnipoint Corp.(2)(16)                                                            50,000     1,003,438
------------------------------------------------------------------------------------------------------
Optel, Inc.(2)(16)                                                                 2,240            22
------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                            53,100     1,695,881
------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                                    52,000     1,839,500
                                                                                          ------------
Total Common Stocks (Cost $4,307,122)                                                        5,623,945

------------------------------------------------------------------------------------------------------
Preferred Stocks--2.8%
------------------------------------------------------------------------------------------------------
American Radio Systems Corp., 11.375% Cum
Exchangeable Preferred(9)                                                         11,744     1,412,216
------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable Preferred
Stock, Non-Vtg                                                                    61,560     1,739,070
------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.:
11.125% Exchangeable Preferred Stock, Series M(9)                                  4,780       525,202
8.50% Cum. Cv., Series I                                                          28,900       845,325
------------------------------------------------------------------------------------------------------
California Federal Bank, 11.50% Non-Cum., Non-Vtg                                 11,700     1,334,531
------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred(2)(16)(17)                                             130,000     3,250,000
------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Preferred Stock(4)(9)(13)                             1,000     1,027,500
------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv. Preferred Stock, Series B                      12,000       435,000
------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr. Preferred Stock, Series C(2)(9)                    110,000     1,072,500
------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 12.125% Sr. Redeemable
Exchangeable Preferred Stock, Series B(4)(9)(13)                                   2,625     2,730,000
------------------------------------------------------------------------------------------------------
El Paso Electric Co., 11.40% Preferred Stock, Series A(9)                         16,807     1,869,779
------------------------------------------------------------------------------------------------------
Golden State Bancorp., 8.75% Cv. Preferred Stock, Series A                         8,500       630,594
------------------------------------------------------------------------------------------------------
K-III Communications Corp.:
$11.625 Exchangeable, Series B(2)(9)                                               8,668       941,563
9.20% Preferred Stock, Series E(4)                                                22,500     2,266,875
------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Sr. Exchangeable
Preferred(9)                                                                      32,480     2,135,560
------------------------------------------------------------------------------------------------------
Prime Retail, Inc., $19.00 Cv., Series B                                           9,000       218,250
------------------------------------------------------------------------------------------------------
SFX Broadcasting, Inc., 12.625% Cum., Series E, Non-Vtg                              700       810,250


                       25 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                          Market Value
                                                                                 Shares   See Note 1
======================================================================================================
Preferred Stocks  (continued)
Spanish Broadcasting Systems, Inc., 14.25% Cum. Sr
Exchangeable Preferred Stock, Non-Vtg.(4)                                            700  $    733,250
------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc. Preferred Stock                               83,700     2,170,969
                                                                                          ------------
Total Preferred Stocks (Cost $24,429,338)                                                   26,148,434

======================================================================================================
Other Securities--0.7%
------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Cum. Exchangeable, Series B                                   107,800     4,985,750
------------------------------------------------------------------------------------------------------
SDW Holdings Corp., 15% Cum. Sr. Exchangeable Preferred(2)                        47,870     1,759,222
                                                                                          ------------
Total Other Securities (Cost $6,108,221)                                                     6,744,972

                                                                                 Units
======================================================================================================
Rights, Warrants and Certificates--0.2%
------------------------------------------------------------------------------------------------------
American Communications Services, Inc. Wts., Exp. 11/05(2)                           725        68,875
------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts.:
Exp. 6/99(2)                                                                       5,500            55
Exp. 8/00(2)                                                                         850            10
------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust(2)                                 19,829           198
------------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 5/00(2)                                              190            --
------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/00(2)                                           12,500         3,125
------------------------------------------------------------------------------------------------------
Cellular Communications International, Inc. Wts., Exp. 8/03(2)                     5,120        87,040
------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(2)(17)                                           130,000        65,000
------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/05                                      1,320         9,834
------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/03(2)                                        2,300       126,500
------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.:
Cl. C Wts., Exp. 12/99                                                             6,741       137,348
Cl. D Wts., Exp. 12/01                                                             6,741       133,135
------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/02                                           1,174        10,566
------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Wts., Exp. 4/01(2)                                 265        10,733
------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(2)                                       17,655       264,825
------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                              1,600            --
------------------------------------------------------------------------------------------------------
Jewel Recovery LP, Participation Units of Limited Partners' Interest               1,985            --
------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc. Wts., Exp. 2/09(2)                                  30,310            --
------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(2)                                                8,000       160,550
------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/03(2)                                                                     28,000       364,000
Exp. 6/05(2)                                                                      15,200       197,600
------------------------------------------------------------------------------------------------------
Trizec Corp. Wts., Exp. 7/99                                                       1,985        11,125
------------------------------------------------------------------------------------------------------
UNIFI Communications, Inc. Wts., Exp. 3/07(2)                                      2,500         5,000
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation
Wts., Exp. 4/20                                                                    5,355            --
------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc. Wts., Exp. 1/02(2)                            49,200        64,575
                                                                                          ------------
Total Rights, Warrants and Certificates (Cost $239,713)                                      1,720,094


                       26 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
======================================================================================================
Structured Instruments--2.0%
------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch)
Goldman Sachs Commodity Index Excess Return
CD Leveraged-Linked Nts., 5.106%, 11/21/97(3)(18)                        $     1,250,000  $  1,574,375
------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch)
Nikkei 225 Equity-Linked Nts., 6.03%, 4/23/98                                  1,500,000     1,454,400
------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, U.S. Dollar Nts.:
Linked to the Colombian Peso, 18.25%, 9/29/98                                  1,600,000     1,575,840
Linked to the Ministry of Finance of the Russian Federation
GKO, Zero Coupon, 9.86%, 9/17/98(6)                                              865,000       774,002
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (Cayman) Ltd., City of Moscow,
Credit & Convertibility Linked Nts., Series EM 215, Zero
Coupon, 12.05%, 12/30/97(6)                                                    5,000,000     4,854,755
------------------------------------------------------------------------------------------------------
ING (U.S.) Financial Holdings Corp.:
U.S. Dollar Hedged GKO Pass-Through Nts., Zero Coupon,
13.09%, 12/3/97(2)(6)                                                          1,900,000     1,862,684
PT Polysindo Linked Nts., Zero Coupon, 10.43%, 7/15/98(2)(6)                     400,000       359,100
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. U.S. Dollar Nts. Linked to
the Greek Drachma/Swiss Franc Exchange Rate, Zero
Coupon, 10.59%, 12/26/97(6)                                                      400,000       428,680
------------------------------------------------------------------------------------------------------
Lehman, Inc., Guatemalan Letras de Tesoreria
Linked Nts., Zero Coupon, 8.35%, 10/27/97(6)                                     735,000       730,517
------------------------------------------------------------------------------------------------------
Salomon, Inc., Colombian Peso Linked Nts.,
Zero Coupon, 18.17%, 8/20/98(6)(13)                                              934,000       802,903
------------------------------------------------------------------------------------------------------
Standard Chartered Bank:
Indian Rupee Linked Nts.:
15%, 10/20/97                                                                    441,000       434,032
32.641%, 11/28/97                                                                154,000       158,497
35.115%, 11/28/97                                                                154,000       157,927
Zero Coupon, 17.73%, 10/1/02(6)IDR                                         2,954,000,000       373,332
Korean Wong Principal & Interest Linked Deposit:
11.62%, 6/30/98                                                                  675,068       634,564
11.68%, 7/3/98                                                                 1,227,006     1,153,508
U.S. Dollar/Chinese Yuan Linked Nts., 12.903%, 12/5/97                           400,000       403,600
------------------------------------------------------------------------------------------------------
Union Bank of Switzerland, Indian Rupee Linked Nts.,
5.40%, 11/17/97                                                                  294,000       294,764
                                                                                          ------------
Total Structured Instruments (Cost $17,941,135)                                             18,027,480

                                                 Date           Strike       Contracts
======================================================================================================
Call Options Purchased--0.0%
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization
Bonds, 8%, 4/15/14 Call Opt                      10/97          83.625%            3,000        47,400
------------------------------------------------------------------------------------------------------
German Mark Call Opt                             12/97         19.22CZK          735,000        12,789
------------------------------------------------------------------------------------------------------
Russian (Government of) Principal Loans
Debs., 5.80%, 12/29/49 Call Opt                  10/97          69.875%            1,850        91,482


                       27 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                          Market Value
                                                 Date           Strike       Contracts    See Note 1
======================================================================================================
Call Options Purchased  (continued)
Russian (Government of) Principal Loans
Debs., 5.80%, 12/29/49 Call Opt                  11/97          75.125%            1,080  $     10,800
------------------------------------------------------------------------------------------------------
Total Call Options Purchased (Cost $109,819)                                                   162,471

------------------------------------------------------------------------------------------------------
Put Options Purchased--0.0%
------------------------------------------------------------------------------------------------------
Brazilian Rial Put Opt. (Cost $7,680)            10/97         1.108BRR        1,600,000           400

                                                                              Face
                                                                              Amount(1)
======================================================================================================
Repurchase Agreements--4.1%
------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 6.125%, dated 9/30/97, to be repurchased at $37,806,431 on 10/1/97, collateralized by U.S.
Treasury Nts., 5.875%-7.25%, 5/31/99-8/15/04, with a value of
$38,594,876 (Cost $37,800,000)                                               $37,800,000    37,800,000
------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $866,568,315)                                     98.1%  903,885,372
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      1.9    17,855,433
                                                                             -----------  ------------
Net Assets                                                                         100.0% $921,740,805
                                                                             ===========  ============


1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   ARP--Argentine Peso    IDR--Indonesian Rupiah
   BRR--Brazilian Rial    MXP--Mexican Peso
   CAD--Canadian Dollar   PLZ--Polish Zloty
   CZK--Czech Koruna      TRL--Turkish Lira
   DEM--German Mark       ZAR--South African Rand
   HUF--Hungarian Forint
2. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
3. Represents the current interest rate for a variable rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $208,050,124 or 22.57% of the Fund's net assets, at September 30, 1997.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.


                       28 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                            Face Subject Expiration  Exercise  Premium   Market Value
                                            To Call      Date        Price     Received  See Note 1
-----------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization
Bonds, 8%, 4/15/14 Call Option              $3,000,000   10/6/97     83.625%   $ 36,428  $  47,400
-----------------------------------------------------------------------------------------------------
Russian (Government of) Principal Loans
Debs., 5.80%, 12/29/49 Call Option           1,850,000   10/14/97    69.875      75,850     91,483
                                                                              ---------   --------

                                                                              $ 112,278   $138,883
                                                                              =========   ========

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Interest or dividend is paid in kind.
10. Securities with an aggregate market value of $5,612,175 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. Non-income producing--issuer is in default of interest payment.
12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
13. When-issued security to be delivered and settled after September 30, 1997.
14. Represents the current interest rate for an increasing rate security.
15. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
16. Non-income producing security.
17. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate as defined in the Investment Company Act of 1940, at or during the period ended September 30, 1997. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 1997 amounts to $3,315,000. Transactions during the period in which the issuer was an affiliate are as follows:

                                 Shares              Gross      Gross       Shares
                                 September 30, 1996  Additions  Reductions  September 30, 1997
----------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred        --                  130,000    --          130,000
----------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49  --                  130,000    --          130,000

18. Security is linked to the Goldman Sachs Commodity Index. The Index is composed of the future price of twenty-two different commodities in five main commodity groups (energy, agriculture, livestock, industrial metals and precious metals) in rough proportion to the value of their production in the world economy. See accompanying Notes to Financial Statements.


                       29 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  September 30, 1997
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $863,318,315)                          $900,570,372
Affiliated companies (cost $3,250,000)                                 3,315,000
--------------------------------------------------------------------------------
Cash                                                                   1,930,504
--------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency
exchange contracts--Note 5                                                37,363
--------------------------------------------------------------------------------
Receivables:
Investments sold                                                      17,369,373
Interest, dividends and principal paydowns                            16,077,906
Shares of beneficial interest sold                                     5,294,494
Closed forward foreign currency exchange contracts                     1,159,565
--------------------------------------------------------------------------------
Other                                                                     23,419
--------------------------------------------------------------------------------
Total assets                                                         945,777,996

================================================================================
Liabilities
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                               235,460
--------------------------------------------------------------------------------
Options written, at value (premiums received $112,278)--
see accompanying statement--Note 7                                       138,883
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $10,971,376 purchased
on a when-issued basis)--Note 1                                       19,382,141
Dividends                                                              1,928,708
Shares of beneficial interest redeemed                                 1,109,525
Distribution and service plan fees                                       530,097
Daily variation on futures contracts--Note 6                             274,925
Transfer and shareholder servicing agent fees                            104,888
Closed forward foreign currency exchange contracts                        79,608
Trustees' fees                                                             1,006
Other                                                                    251,950
--------------------------------------------------------------------------------
Total liabilities                                                     24,037,191

================================================================================
Net Assets                                                          $921,740,805
                                                                    ============

================================================================================
Composition of Net Assets
Paid-in capital                                                     $872,574,225
--------------------------------------------------------------------------------
Undistributed net investment income                                      175,879
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                         12,115,500
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies              36,875,201
--------------------------------------------------------------------------------
Net assets                                                          $921,740,805
                                                                    ============


                       30 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $502,210,711 and 37,214,869 shares of beneficial
interest outstanding)                                                     $13.49
Maximum offering price per share (net asset value plus
sales charge of 4.75% of offering price)                                  $14.16

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $238,505,199 and 17,691,067 shares of beneficial
interest outstanding)                                                     $13.48

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $181,024,895 and 13,427,703 shares of beneficial
interest outstanding)                                                     $13.48

See accompanying Notes to Financial Statements.


                       31 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended September 30, 1997
--------------------------------------------------------------------------------

================================================================================
Investment Income
Interest (net of foreign withholding taxes of $770)                $ 69,563,389
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $50)                   1,198,645
                                                                   ------------
Total income                                                         70,762,034

================================================================================
Expenses
Management fees--Note 4                                               4,685,210
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               1,040,495
Class B                                                               1,507,042
Class C                                                               1,431,592
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                 1,009,816
-------------------------------------------------------------------------------
Shareholder reports                                                     244,008
-------------------------------------------------------------------------------
Custodian fees and expenses                                             107,158
-------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                  41,887
Class B                                                                  31,884
Class C                                                                  16,395
-------------------------------------------------------------------------------
Legal and auditing fees                                                  22,141
-------------------------------------------------------------------------------
Insurance expenses                                                        6,725
-------------------------------------------------------------------------------
Trustees' fees and expenses                                               5,941
-------------------------------------------------------------------------------
Other                                                                    21,876
                                                                   ------------
Total expenses                                                       10,172,170

================================================================================
Net Investment Income                                                60,589,864

================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                          13,944,362
Closing of futures contracts                                          2,522,348
Closing and expiration of options written                               552,133
Foreign currency transactions                                        (3,633,073)
                                                                   ------------
Net realized gain                                                    13,385,770

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                          20,815,559
Translation of assets and liabilities denominated in
foreign currencies                                                     (581,174)
                                                                   ------------
Net change                                                           20,234,385
                                                                   ------------
Net realized and unrealized gain                                     33,620,155


-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               $ 94,210,019
                                                                   ============

See accompanying Notes to Financial Statements.


                       32 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Year Ended September 30,
                                                                            1997            1996
=========================================================================================================
Operations
Net investment income                                                       $  60,589,864   $  37,363,248
---------------------------------------------------------------------------------------------------------
Net realized gain                                                              13,385,770       2,827,552
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                          20,234,385      12,310,743
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           94,210,019      52,501,543

=========================================================================================================
Dividends and Distributions to Shareholders Dividends from net investment income:
Class A                                                                       (37,216,010)    (27,408,362)
Class B                                                                       (11,933,911)     (2,625,608)
Class C                                                                       (11,440,006)     (7,329,215)

=========================================================================================================
Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions--Note 2:
Class A                                                                       123,701,684      93,320,881
Class B                                                                       148,822,899      80,797,723
Class C                                                                        61,390,727      44,878,194

=========================================================================================================
Net Assets
Total increase                                                                367,535,402     234,135,156
---------------------------------------------------------------------------------------------------------
Beginning of period                                                           554,205,403     320,070,247
---------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $175,879 and $27,701, respectively)                               $ 921,740,805   $ 554,205,403
                                                                            =============   =============

See accompanying Notes to Financial Statements.


                       33 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                Class A
                                                ------------------------------------------------------
                                                Year Ended September 30,
                                                1997        1996        1995        1994        1993
======================================================================================================
Per Share Operating Data:
Net asset value, beginning of period            $12.92      $12.47      $12.32      $12.90      $12.26
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             1.15        1.15        1.05        1.10        1.22
Net realized and unrealized gain (loss)            .57         .44         .14        (.38)        .64
                                                ------      ------      ------      ------      ------
Total income from
investment operations                             1.72        1.59        1.19         .72        1.86
------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (1.15)      (1.14)      (1.04)      (1.10)      (1.22)
Dividends in excess of net
investment income                                   --          --          --        (.01)         --
Distributions in excess of net realized gain        --          --          --        (.19)         --
                                                ------      ------      ------      ------      ------
Total dividends and distributions
to shareholders                                  (1.15)      (1.14)      (1.04)      (1.30)      (1.22)

Net asset value, end of period                  $13.49      $12.92      $12.47      $12.32      $12.90
                                                ======      ======      ======      ======      ======

======================================================================================================
Total Return, at Net Asset Value(4)              13.96%      13.28%      10.09%       5.61%      15.92%

======================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $502,211    $359,208    $255,139    $160,505    $104,465
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $425,258    $305,638    $204,917    $135,431     $73,334
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             8.75%       8.97%       8.45%       8.49%       9.52%
Expenses                                          1.10%       1.17%       1.18%       1.22%       1.24%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                       136.0%       95.0%       72.5%      108.0%      116.2%

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.
2. For the period from October 2, 1995 (inception of offering) to September 30, 1996.
3. Less than $.005 per share.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                       34 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class B                    Class C
------------------------   -----------------------------------------
Year Ended September 30,   Year Ended September 30,
1997        1996(2)        1997        1996       1995       1994(1)
====================================================================

  $12.91     $12.47         $12.91      $12.46     $12.32     $13.13
--------------------------------------------------------------------

    1.05       1.03           1.05        1.06        .95        .75
     .57        .44            .57         .44        .13       (.60)
  ------     ------         ------      ------     ------     ------

    1.62       1.47           1.62        1.50       1.08        .15
--------------------------------------------------------------------

   (1.05)     (1.03)         (1.05)      (1.05)      (.94)      (.77)

      --         --             --          --         --         --(3)
      --         --             --          --         --       (.19)
  ------     ------         ------      ------     ------     ------

   (1.05)     (1.03)         (1.05)      (1.05)      (.94)      (.96)

  $13.48     $12.91         $13.48      $12.91     $12.46     $12.32
  ======     ======         ======      ======     ======     ======

====================================================================
   13.10%     12.20%         13.12%      12.44%      9.16%      1.11%

====================================================================

$238,505    $82,052       $181,025    $112,945    $64,932    $27,743
--------------------------------------------------------------------
$151,197    $33,189       $143,363     $89,416    $43,584    $13,693
--------------------------------------------------------------------

    7.89%      7.90%(5)       7.98%       8.19%      7.63%      7.24%(5)
    1.86%      1.97%(5)       1.86%       1.93%      1.95%      1.94%(5)
--------------------------------------------------------------------
   136.0%      95.0%         136.0%       95.0%      72.5%     108.0%

5. Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $1,199,169,080 and $888,395,377, respectively.

See accompanying Notes to Financial Statements.


                       35 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income primarily through investing in a diversified portfolio of high yield fixed income securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.


                       36 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of September 30, 1997, the Fund had entered into outstanding when-issued or forward commitments of $10,971,376.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At September 30, 1997, securities with an aggregate market value of $278,625, representing 0.03% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


                       37 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies   (continued)
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
               The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1997, amounts have been reclassified to reflect an increase in undistributed net investment income of $148,241. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       38 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Year Ended                Year Ended
                             September 30, 1997        September 30, 1996(1)
                             -----------------------   -----------------------
                             Shares      Amount        Shares      Amount
-------------------------------------------------------------------------------
Class A:
Sold                         16,568,069  $217,572,287  13,390,615  $170,144,406
Dividends and distributions
reinvested                    1,893,564    24,892,342   1,445,851    18,398,126
Redeemed                     (9,055,154) (118,762,945) (7,492,035)  (95,221,651)
                             ----------  ------------   ---------  ------------
Net increase                  9,406,479  $123,701,684   7,344,431  $ 93,320,881
                             ==========  ============   =========  ============

-------------------------------------------------------------------------------
Class B:
Sold                         12,465,577  $163,647,329   6,824,247  $ 86,737,093
Dividends and distributions
reinvested                      557,270     7,333,434     132,964     1,694,762
Redeemed                     (1,689,558)  (22,157,864)   (599,433)   (7,634,132)
                             ----------  ------------   ---------  ------------
Net increase                 11,333,289  $148,822,899   6,357,778  $ 80,797,723
                             ==========  ============   =========  ============

-------------------------------------------------------------------------------
Class C:
Sold                          6,567,675  $ 86,149,589   4,628,427  $ 58,715,116
Dividends and distributions
reinvested                      618,611     8,129,826     401,746     5,108,872
Redeemed                     (2,510,331)  (32,888,688) (1,490,391)  (18,945,794)
                             ----------  ------------   ---------  ------------
Net increase                  4,675,955  $ 61,390,727   3,539,782  $ 44,878,194
                             ==========  ============   =========  ============

1. For the year ended September 30, 1996 for Class A and Class C shares, and for the period from October 2, 1995 (inception of offering) to September 30, 1996 for Class B shares.


                       39 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments
At September 30, 1997, net unrealized appreciation on investments and options written of $37,290,452 was composed of gross appreciation of $40,303,937, and gross depreciation of $3,013,485.
================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% on the first $250 million of average annual net assets, 0.65% on the next $250 million, 0.60% on the next $500 million and 0.55% on net assets in excess of $1 billion.
               For the year ended September 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,874,912, of which $777,402 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $5,694,296 and $768,684, respectively, of which $155,336 and $13,612, respectively, was paid to an affiliated broker/dealer. During the year ended September 30, 1997, OFDI received contingent deferred sales charges of $227,303 and $57,602, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
               The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended September 30, 1997, OFDI paid $46,803 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                       40 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to compensate OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $1,489 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,406,074 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of September 30, 1997, OFDI had incurred unreimbursed expenses of $8,892,028 for Class B.
               The Fund has adopted a Distribution and Service Plan for Class C shares to reimburse OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $11,594 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $625,907 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of September 30, 1997, OFDI had incurred unreimbursed expenses of $2,190,010 for Class C.


                       41 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

================================================================================
5. Forward Contracts
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.
               The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.
               Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
               Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
               Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 1997, the Fund had outstanding forward contracts as follows:

                                       Contract          Valuation as of
                           Expiration  Amount            September 30,   Unrealized    Unrealized
                           Date        (000s)            1997            Appreciation  Depreciation
---------------------------------------------------------------------------------------------------
Contracts to Purchase
Indonesian Rupiah (IDR)    10/1/97       1,263,142 IDR  $   387,467      $    --           $ 11,630
Turkish Lira (TRL)         10/1/97     138,742,800 TRL      796,183           --                915
                                                                         -------           --------
                                                                              --             12,545
                                                                         -------           --------
Contracts to Sell
Canadian Dollar (CAD)      1/21/98           4,170 CAD    3,036,440        5,118                 --
German Mark (DEM)          11/17/97-
                           12/19/97         20,690 DEM   11,802,759           --            182,078
Hungarian Forint (HUF)     10/2/97         153,809 HUF      788,340        1,235                 --
Japanese Yen (JPY)         11/12/97        222,000 JPY    1,854,148       31,010                 --
Mexican Peso (MXP)         10/22/97         12,475 MXP    1,592,044           --              2,661
South African Rand (ZAR)   10/27/97         20,368 ZAR    4,337,389           --              38,176
                                                                         -------           --------
                                                                          37,363            222,915
                                                                         -------           --------
Total Appreciation and Depreciation                                      $37,363           $235,460
                                                                         =======           ========


                       42 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
6. Futures Contracts
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
               The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
               Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
               Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
               Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At September 30, 1997, the Fund had outstanding futures contracts as follows:

                                Expiration   Number of   Valuation as of        Unrealized
Contracts to Purchase           Date         Contracts   September 30, 1997   Depreciation
------------------------------------------------------------------------------------------
Standard & Poor's 500           12/97         60         $28,635,000              $139,850
U.S. Treasury Bonds, 30 yr.     12/97        200          23,056,250                83,656
                                                                                  --------
                                                                                  $223,506
                                                                                  ========


                       43 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
               The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
               Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
               Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
               The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Written option activity for the year ended September 30, 1997 was as follows:

                               Call Options                Put Options
                               ------------------------    ---------------------
                               Number of      Amount of    Number of   Amount of
                               Options        Premiums     Options     Premiums
--------------------------------------------------------------------------------
Options outstanding at
September 30, 1996                   11,000   $   74,680         --    $    --
Options written                 225,772,004    1,835,436    759,470     18,996
Options closed or expired      (222,011,754)  (1,744,785)  (759,250)   (17,808)
Options exercised                (3,766,400)     (53,053)      (220)    (1,188)
                               ------------   ----------   --------    -------

Options outstanding at
September 30, 1997                    4,850   $  112,278         --    $    --
                               ============   ==========   ========    =======


                       44 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
8. Illiquid and Restricted Securities
At September 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at September 30, 1997 was $80,067,003, which represents 8.69% of the Fund's net assets, of which $4,939,984 is considered restricted.
Information concerning restricted securities is as follows:

                                                                      Valuation
                                   Acquisition     Cost          Per Unit as of
Security                           Date            Per Unit  September 30, 1997
-------------------------------------------------------------------------------

Bonds
Arizona Charlie's, Inc.,
12% First Mtg. Nts.,
Series B, 11/15/00                 11/18/93        100.00%                53.50%
-------------------------------------------------------------------------------
Capitol Queen & Casino, Inc.,
12% First Mtg. Nts.,
Series A, 11/15/00                 11/18/93         87.50                 17.50
-------------------------------------------------------------------------------
ECM Fund, L.P.I.,
14% Sub. Nts.,
6/10/02                            7/28/92         100.50                110.25

Stocks and Warrants
Becker Gaming, Inc.
Wts., Exp. 11/00                   11/18/93     $    2.00             $     .25
-------------------------------------------------------------------------------
CGA Group Ltd., Preferred          6/17/97          25.00                 25.00
-------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49    6/17/97             --                   .50
-------------------------------------------------------------------------------
ECM Fund, L.P.I                    4/14/92       1,000.00              1,002.50
-------------------------------------------------------------------------------
Omnipoint Corp.                    1/26/96          16.00                 20.07
-------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00   11/29/95            --                 20.07


                       45 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

================================================================================
9. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other OppenheimerFunds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
               The Fund had no borrowings outstanding during the year ended September 30, 1997.


                       46 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Champion Income Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Champion Income Fund as of September 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1997 and 1996, and the financial highlights for the period October 1, 1992 to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
               In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund at September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Denver, Colorado
October 21, 1997


                       47 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------

================================================================================
In early 1998, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
               Dividends paid by the Fund during the fiscal year ended September 30, 1997 which are not designated as capital gain distributions should be multiplied by 0.58% to arrive at the net amount eligible for the corporate dividend-received deduction.
               The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       48 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
Oppenheimer Champion Income Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    James C. Swain, Chairman and Chief Executive Officer
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         George C. Bowen, Vice President, Treasurer and
                           Assistant Secretary
                         Andrew J. Donohue, Vice President and Secretary
                         Ralph W. Stellmacher, Vice President
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     Deloitte & Touche LLP

================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         This is a copy of a report to shareholders of Oppenheimer Champion Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Champion Income Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                       49 Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

==========================================================================================
Real Asset Funds
------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

==========================================================================================
Stock Funds
------------------------------------------------------------------------------------------
Developing Markets Fund       Quest Small Cap Value Fund      Global Fund
Enterprise Fund               Capital Appreciation Fund(1)    Quest Global Value Fund
International Growth Fund     Quest Capital Value Fund        Disciplined Value Fund
Discovery Fund                Growth Fund                     Quest Value Fund

==========================================================================================
Stock & Bond Funds
------------------------------------------------------------------------------------------
Main Street Income &          Quest Growth & Income           Disciplined Allocation Fund
 Growth Fund                   Value Fund                     Multiple Strategies Fund(2)
Quest Opportunity Value Fund  Global Growth & Income Fund     Bond Fund for Growth
Total Return Fund             Equity Income Fund

==========================================================================================
Bond Funds
------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund            U.S. Government Trust
High Yield Fund               Strategic Income Fund           Limited-Term Government Fund
                              Bond Fund

==========================================================================================
Municipal Funds
------------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)  Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund          Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund     Municipal Fund

==========================================================================================
Money Market Funds(4)
------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

==========================================================================================
LifeSpan
------------------------------------------------------------------------------------------
Growth Fund                   Balanced Fund                   Income Fund

1. On 12/18/96, the Fund's name was changed from "Target Fund."
2. On 3/16/97, the Fund's name was changed from "Asset Allocation Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.


                       50 Oppenheimer Champion Income Fund

Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether
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      And when you need help, our Customer Service Representatives are only a
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      For added convenience, you can get automated information with
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PhoneLink gives you access to a variety of fund, account, and market
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Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com-- we're here to help.


Internet
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--------------------------
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--------------------------

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--------------------------
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--------------------------
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--------------------------
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